Concentrations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Concentrations [Line Items]
Cash deposits (in Dollars)	$ 61,896	$ 389
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	41.30%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage		28.10%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage		25.50%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	38.60%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage		18.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage		8.90%